Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Other comprehensive income
Schedule of tax effects allocated to each component of total other comprehensive income (loss)
2020 2019 2018
Before Tax Net of Before Tax Net of Before Tax Net of
($ in millions) tax effect tax tax effect tax tax effect tax
Foreign currency translation
adjustments:
Foreign currency translation adjustments

500 (2) 498 (130) — (130) (641) 14 (627)
Gain on liquidation of foreign subsidiary — — — — — — (31) — (31)
Changes attributable to divestments 519 — 519 (2) — (2) 12 — 12
Net change during the year 1,019 (2) 1,017 (132) — (132) (660) 14 (646)
Available-for

-sale securities:
Net unrealized gains (losses) arising
during the year 31 (7) 24 16 (2) 14 (5) 1 (4)
Reclassification adjustments for net

(gains) losses included in net income (18) 4 (14) 1 (1) — 1 — 1
Changes attributable to divestments (3) — (3) — — — — — —
Net change during the year 10 (3) 7 17 (3) 14 (4) 1 (3)
Pension and other postretirement

plans:
Prior service (costs) credits arising
during the year 55 (12) 43 3 3 6 (11) 4 (7)
Net actuarial gains (losses) arising
during the year (243) 43 (200) (293) 73 (220) (411) 59 (352)
Amortization of prior service cost (credit)

included in net income (11) — (11) (25) (3) (28) (19) (5) (24)
Amortization of net actuarial loss included
in net income 113 (25) 88 99 (31) 68 91 (22) 69
Net losses from pension settlements
included in net income 650 (132) 518 38 (6) 32 23 (4) 19
Changes attributable to divestments 186 (35) 151 — — — — — —
Net change during the year 750 (161) 589 (178) 36 (142) (327) 32 (295)
Cash flow hedge derivatives:
Net gains (losses) arising during the year 2 — 2 20 — 20 (51) 2 (49)
Reclassification adjustments for net (gains)
losses included in net income (2) 2 — (9) — (9) 20 1 21
Net change during the year — 2 2 11 — 11 (31) 3 (28)
Total

other comprehensive income (loss)
1,779 (164) 1,615 (282) 33 (249) (1,022) 50 (972)

Schedule of changes in component of accumulated other comprehensive loss (OCI), net of tax
Unrealized Pension and
Unrealized

Foreign

gains (losses) other post- gains (losses)
Accumulated

currency

on available-
retirement

of cash
other
translation for-sale plan flow hedge comprehensive
($ in millions) adjustments securities adjustments derivatives loss
Balance at January 1, 2018 (2,693) 8 (1,672) 12 (4,345)
Cumulative effect of changes in
accounting principles
(1)
— (9) — — (9)
Other comprehensive (loss) income
before reclassifications (627) (4) (359) (49) (1,039)
Amounts reclassified from OCI (19) 1 64 21 67
Total other

comprehensive (loss) income
(646) (3) (295) (28) (972)
Less:
Amounts attributable to noncontrolling
interests (15) — — — (15)
Balance at December 31, 2018 (3,324) (4) (1,967) (16) (5,311)
Adoption of an accounting

standard update
(2)
— — (36) — (36)
Other comprehensive (loss) income
before reclassifications (130) 14 (214) 20 (310)
Amounts reclassified from OCI (2) — 72 (9) 61
Total other

comprehensive (loss) income
(132) 14 (142) 11 (249)
Less:
Amounts attributable to noncontrolling
interests (6) — — — (6)
Balance at December 31, 2019 (3,450) 10 (2,145) (5) (5,590)
Other comprehensive (loss) income
before reclassifications 498 24 (157) 2 367
Amounts reclassified from OCI 519 (17) 746 — 1,248
Total

other comprehensive (loss) income
1,017 7 589 2 1,615
Less:
Amounts attributable to noncontrolling
interests 27 — — — 27
Balance at December 31, 2020 (2,460) 17 (1,556) (3) (4,002)
Amounts relate

to the adoption

of two accounting

standard updates

in 2018 regarding

the Recognition

and measurement

of financial
assets and financial

liabilities and

Revenue from contracts

with customers.
(2)

Amounts relate

to the adoption

of an accounting

standard update

in 2019 regarding

the Tax

Cuts and Jobs

Act of 2017.

Schedule of amounts reclassified out of OCI in respect of Pension and other postretirement plan adjustments
($ in millions) Location of (gains) losses
Details about OCI components reclassified from OCI 2020 2019 2018
Foreign currency

translation adjustments:
Gain on liquidation of foreign subsidiary Other income (expense), net — — (31)
Changes attributable to divestments:

- Loss on solar inverters business (see Note 4)
Other income (expense), net 99 — —

- Losses (gains) on other divestments, net
Other income (expense), net — (2) 12

- Loss on Power Grids business (see Note 3)
Income from discontinued

operations, net of tax 420 — —
Amounts reclassified from OCI 519 (2) (19)
Pension and other postretirement

plan adjustments:
Amortization of prior service cost (credit) Non-operational pension (cost) credit
(1)
(11) (25) (19)
Amortization of net actuarial loss Non-operational pension (cost) credit
(1)
113 99 91
Net losses from pension

settlements and curtailments Non-operational pension (cost) credit
(1)
650 38 23
Changes attributable to divestments
Income from discontinued

operations, net of tax
(2)
186 — —
Total

before tax

938 112 95
Tax

Income tax expense (157) (40) (31)
Changes in tax attributable to divestments
Income from discontinued

operations, net of tax
(2)
(35) — —
Amounts reclassified from OCI 746 72 64
Amounts include

a total of $
94

million, $
6

million and $
12

million in 2020,

2019 and 2018,

respectively,

reclassified from

OCI to
Income from discontinued

operations (see

Note 3).
(2)

Amounts represent

the reclassification

of OCI relating

to pensions,

including tax,

on divestment

of the Power

Grids business.